Note 17: Collaborative Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Collaborative Arrangement Income Statement Classifications And Amounts [Text Block]
(Dollars in millions)	2012	2011	2010
Collaborator share of sales:
Cost of products sold	$1,295	$963	$850
Cost of services sold	216	36	38

Collaborator share of program costs (reimbursement of expenses incurred):
Cost of products sold	(97)	(88)	(83)
Research and development	(203)	(220)	(135)
Selling, general and administrative	(7)	(4)	(5)